FT Energy Income Partners Enhanced Income ETF Performance Management - FT Energy Income Partners Enhanced Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	On February 29, 2024, the shareholders of First Trust Energy Income and Growth Fund, First Trust MLP and Energy Income Fund, First Trust New Opportunities MLP & Energy Fund and First Trust Energy Infrastructure Fund, each a Massachusetts business trust that is registered as a closed-end management investment company (the “Target Funds”), approved an Agreement and Plan of Merger (the “Plan”) by and between the Target Funds, and the Trust, on behalf of the Fund, pursuant to which the Target Funds would (i) transfer all of their assets to the Fund in exchange solely for newly issued shares of the Fund and the Fund’s assumption of all of the liabilities of the Target Funds, and (ii) immediately distribute such newly issued shares of the Fund to shareholders of the Target Funds (the “Mergers”). As a result of the Mergers, the Fund has assumed the performance history of First Trust Energy Infrastructure Fund (the “Predecessor Fund”). As the Predecessor Fund and Fund have a number of differences, including investment policies and practices and that the Predecessor Fund is a closed-end fund which utilizes leverage while the Fund is an exchange-traded fund which does not utilize leverage, the Predecessor Fund’s past performance is not indicative of how the Fund will, or is expected to, perform in the future. Accordingly, any Fund performance and historical returns shown below that incorporates Predecessor Fund performance prior to May 6, 2024 is not indicative of the performance that the Fund would have generated.The bar chart and table below illustrate the annual calendar year returns of the Fund (having assumed the performance of the Predecessor Fund) based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of a market index and a broad-based securities market index. The Fund’s updated performance information is accessible on the Fund’s website at http://www.ftportfolios.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund (having assumed the performance of the Predecessor Fund) based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of a market index and a broad-based securities market index.
Bar Chart [Heading]	FT Energy Income Partners Enhanced Income ETF <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter20.91%June 30, 2020Worst Quarter-42.48%March 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
FT Energy Income Partners Enhanced Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(42.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020